Liberty Connecticut
                                 Tax-Exempt Fund
                                  Annual Report
                                January 31, 2003

                      Eliminate clutter in two easy steps.
                         Point. Click. Liberty eDelivery

For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at
                             www.libertyfunds.com.

Photo of: Man holding pen.

                               Liberty Connecticut
                                 Tax-Exempt Fund
                                  Annual Report
                                January 31, 2003

                      Eliminate clutter in two easy steps.
                         Point. Click. Liberty eDelivery

              To sign up for eDelivery, go to www.icsdelivery.com.

Photo of: Man holding pen.

President's Message

Photo of: Joseph R. Palombo

Dear Shareholder:

For a third consecutive year, the municipal bond market offered positive returns. However, municipal bonds did not perform as well as US Treasuries for two reasons. First, the municipal bond market was flooded with new issues. Second, credit quality of municipal bonds generally deteriorated over the course of the year. However, both municipals and Treasuries were aided by declining interest rates and by strong demand from investors who shied away from the stock market in the wake of corporate scandal, depressed profits, and a foundering economy. Municipal bonds also attracted investors with tax-free income that was generally on par with income from taxable bonds.

Although municipal bonds performed well during the year, the environment was volatile. Early in the period, municipal bond prices declined in response to concerns that a robust economic recovery could send interest rates higher. However, prices rose when economic growth turned sluggish in the second quarter of 2002. When the Federal Reserve finally stepped in to lower short-term interest rates in November, intermediate- and long-term interest rates moved up as concerns arose once again that the rate cut could lead to stronger economic growth. Consequently, bond prices came down in the final months of the reporting period.

The following report will provide you with more detailed information about the Connecticut municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/Joseph R. Palombo
Joseph R. Palombo
President

knock-out box:

MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Not FDIC Insured
May Lose Guarantee
No Bank Guarantee

Performance Information

Value of a $10,000 investment
1/31/93 - 1/31/03


Performance of a $10,000 investment
1/31/93 - 1/31/03 ($)

                 without      with
                  sales       sales
                 charge      charge
-----------------------------------
Class-A          18,162      17,300
-----------------------------------
Class-B          16,860      16,860
-----------------------------------
Class-C          17,722      17,722

                                                                       Lehman
                                                                      Brothers
                    Class A shares          Class A shares           Municipal
                  without sales charge     with sales charge         Bond Index
1/1993                    $10000                $9525                  $10000
                           10379                 9886                   10355
                           10676                10169                   10600
                           11056                10531                   10966
                           11229                10696                   11226
                           10479                 9982                   10579
                           10735                10225                   10801
                           10285                 9797                   10489
                           10683                10176                   10827
                           11112                10584                   11283
                           11267                10732                   11651
                           11716                11159                   12046
                           12154                11577                   12457
                           11862                11299                   12180
                           12103                11528                   12420
                           12363                11776                   12733
                           12577                11980                   12935
                           12659                12058                   12988
                           13285                12654                   13694
                           13436                12797                   13814
                           13835                13177                   14244
                           13749                13096                   14197
                           14058                13390                   14515
                           14480                13792                   14923
                           14739                14039                   15191
                           14682                13984                   15184
                           14460                13773                   14933
                           14181                13507                   14658
                           14168                13495                   14639
                           14502                13814                   15043
                           15065                14350                   15576
                           15392                14661                   15906
                           16046                15284                   16585
                           16019                15258                   16605
                           16586                15798                   17147
                           17112                16299                   17577
                           17050                16240                   17563
                           17267                16447                   17767
                           17719                16877                   18296
                           17985                17131                   18607
1/2003                     18162                17300                   18873

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/03 (%)

Share class                                          A                          B                           C
Inception date                                    11/1/91                    6/8/92                      8/1/97
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
-------------------------------------------------------------------------------------------------------------------
1-year                                      6.54         1.48          5.74          0.74          6.06         5.06
-------------------------------------------------------------------------------------------------------------------
5-year                                      5.60         4.57          4.81          4.48          5.12         5.12
-------------------------------------------------------------------------------------------------------------------
10-year                                     6.15         5.63          5.36          5.36          5.89         5.89
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02 (%)
Share class                                          A                          B                           C
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
1-year                                      9.01          3.83         8.20          3.20          8.52         7.52
-------------------------------------------------------------------------------------------------------------------
5-year                                      5.98          4.95         5.19          4.87          5.51         5.51
-------------------------------------------------------------------------------------------------------------------
10-year                                     6.37          5.85         5.58          5.58          6.11         6.11
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 1/31/03 (%)
Class A                             2.90
Class B                             2.25
Class C                             2.57

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 2.74%, 2.09% and 2.11% for class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
as of 1/31/03 (%)
Class A                             4.95
Class B                             3.84
Class C                             4.38

Taxable-equivalent SEC yields are based on the combined maximum effective 41.36% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

TOP 5 SECTORS AS OF 1/31/03 (%)
Local general obligations           25.3
Education                           14.8
State general obligations           12.4
State appropriated                   6.7
Special non-property tax             5.7

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

NET ASSET VALUE PER SHARE
as of 1/31/03 ($)
Class A                             8.11
Class B                             8.11
Class C                             8.11

DISTRIBUTIONS DECLARED PER SHARE
  2/1/02 - 1/31/03 ($)
Class A                             0.36
Class B                             0.30
Class C                             0.32

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended January 31, 2003, Liberty Connecticut Tax-Exempt Fund class A shares returned 6.54% without sales charge. This was lower than the total return of 7.46% for the Lehman Brothers Municipal Bond Index. However, the fund did slightly better than its peer group. The Lipper Connecticut Municipal Debt Funds Category returned an average of 6.30% for the same one-year period.1

The fund underperformed its benchmark primarily because the benchmark has more shorter-maturity bonds, which outperformed. Connecticut bonds were also hurt more by credit concerns than the bonds of most states included in the index. However, we believe that our strategy of emphasizing bonds in the 10- to 20-year maturity range, which has been in place over the past few years, helped it outperform its peer group, which compares performance of funds that focus specifically on Connecticut municipal bonds. Interest rates declined more for these intermediate-term bonds than for longer-term bonds, which benefited performance because bond prices move in the opposite direction of interest rates.

TREASURY FUTURES HELD BACK PERFORMANCE
Our decision to hedge with 10-year Treasury futures hurt fund performance. In retrospect, this defensive move against a possible Treasury market correction, and a build-up in the portfolio's note reserves, were premature as interest rates continued to decline longer and further than we expected. However, when interest rates rose and the bond market sold off near the end of the period, these holdings helped cushion the fund.
We subsequently reduced these hedges and committed most of the note revenues to the municipal marketplace.

A CAUTIOUS OUTLOOK FOR THE YEAR AHEAD
With no significant stimulus in sight for a ramping up the growth rate of the economy, we believe that interest rates could fall further in 2003, especially in the 10- to 20-year maturity range where the fund continues to focus. However, other factors could diminish the positive impact of declining interest rates. After a boom in the 1990s, a sharp decline in revenues has left many states unprepared to meet budgetary demands, and



1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Connecticut is no exception. Although the state has attempted to budget conservatively, it completely depleted its budget reserve in 2002 to provide short-term relief. That could place an onerous burden on financial operations in the year ahead. All three major rating agencies have signaled their intent to lower Connecticut's debt rating if the state's financial situation deteriorates further. A downgrade could have a negative impact on the fund's returns.

/s/ Gary Swayze

Gary Swayze is the portfolio manager of Liberty Connecticut Tax-Exempt Fund. He is a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group.


Tax exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Maturity breakdown (%)

Bar Chart:
                             As of 1/31/03                     As of 1/31/02
 0-5 years                             7.3                               1.3
 5-7 years                             7.5                               4.4
 7-10 years                           17.9                              13.8
 10-15 years                          35.9                              45.4
 15-20 years                          12.6                              11.2
 20-25 years                           8.6                               9.8
 25 years and over                     6.5                               9.2
 Cash equivalents                      3.7                               4.9


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

 Quality breakdown as of 1/31/03 (%)

Pie Chart:
 AAA:             66.3
 AA:              19.8
 A:                6.5
 BBB:              2.8
 Non-rated:        0.9
 Cash equivalents: 3.7

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same quality breakdowns in the future.

INVESTMENT PORTFOLIO
January 31, 2003

MUNICIPAL BONDS - 96.0%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 15.0%
EDUCATION - 14.8%
State Health & Educational
   Facilities Authority:
   Connecticut College:
   Series 2000 D1,
     5.750% 07/01/30           $2,000,000  $  2,162,580
   Series 2002 E,
     5.250% 07/01/22              400,000       422,668
   Hopkins School,
   Series 1998 A,
     4.750% 07/01/23            1,385,000     1,389,238
   Loomis Chaffee School,
   Series 2001 E,
     5.250% 07/01/21            1,765,000     1,843,578
   Quinnipiac College,
   Series 1998 E,
     4.700% 07/01/15            1,250,000     1,297,325
   St. Joseph College,
   Series 1999 A:
     5.250% 07/01/13              450,000       474,768
     5.250% 07/01/14              475,000       499,239
   State University,
   Series 1997 B,
     5.250% 11/01/17            2,500,000     2,667,950
   Trinity College:
   Series 1998 F,
     5.500% 07/01/21            2,000,000     2,237,820
   Series 2001 G,
     5.000% 07/01/21            1,000,000     1,037,810
   University of Connecticut:
   Series 2000 A,
     5.750% 11/15/29            2,000,000     2,348,620
   Series 2002 A:
     5.250% 11/15/14            2,135,000     2,371,302
     5.250% 05/15/15            1,500,000     1,638,105
     5.250% 11/15/18            2,095,000     2,278,438
     5.375% 04/01/16            1,200,000     1,316,820
   University of Hartford,
   Series 2002,
     5.375% 07/01/15            1,875,000     2,048,325
   Yale University:
   Series 2002 W,
     5.125% 07/01/27            2,000,000     2,047,880
   Series 2003 X1,
     5.000% 07/01/42            2,500,000     2,511,800
                                           ------------
                                             30,594,266
                                           ------------
STUDENT LOAN - 0.2%
State Higher Education Supplemental
   Loan Authority, Series 1991 A,
     7.200% 11/15/10              485,000       490,713
                                           ------------
-------------------------------------------------------

                                      PAR         VALUE
-------------------------------------------------------
HEALTH CARE - 7.3%
HOSPITALS - 4.3%
State Health & Educational Facilities
   Authority:
   Bridgeport Hospital,
   Series 1992 A,
     6.500% 07/01/12           $1,000,000  $  1,023,900
   Catholic Health East,
   Series 1999 F,
     5.750% 11/15/29            1,000,000     1,055,110
   Danbury Hospital,
   Series 1991 E,
     6.500% 07/01/14              230,000       234,945
   Hospital for Special Care,
   Series 1997 B,
     5.375% 07/01/17            1,500,000     1,488,045
   St. Raphael Hospital:
   Series 1991 E,
     6.750% 07/01/13            1,400,000     1,419,572
   Series 1992 F,
     6.200% 07/01/14              750,000       767,865
   Series 1992 G,
     6.200% 07/01/14              225,000       230,360
   Series 1993 H,
     5.250% 07/01/09            2,000,000     2,239,760
   Yale-New Haven Hospital,
   Series 1992 G,
     6.500% 07/01/12              500,000       511,855
                                           ------------
                                              8,971,412
                                           ------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Health & Educational
   Facilities Authority, The Village
   for Families & Children,
   Series 2002 A,
     5.000% 07/01/23              255,000       258,922
State Housing Finance Authority,
   Series 2000,
     5.850% 06/15/30              500,000       531,535
                                           ------------
                                                790,457
                                           ------------
NURSING HOMES - 2.6%
State Development Authority:
   Clintonville Manor Realty, Inc.,
   Series 1992,
     6.750% 06/20/21            1,470,000     1,479,246
   Mary Wade Home,
   Series 1999 A,
     6.375% 12/01/18            1,000,000     1,072,260
State Health & Educational
   Facilities Authority:
   Noble Horizons Project,
   Series 1993 A,
     5.875% 11/01/12              640,000       659,430

See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTH CARE (continued)
   Pope John Paul II Center for Health,
   Series 1994,
     6.250% 11/01/13          $ 2,000,000  $  2,199,060
                                           ------------
                                              5,409,996
                                           ------------
-------------------------------------------------------

HOUSING - 5.2%
MULTI-FAMILY - 1.9%
Greenwich Housing Authority,
   Greenwich Close Apartments,
   Series 1997 A,
     6.350% 09/01/27              750,000       718,793
New Britain Housing Authority,
   Nathan Hale Apartments,
   Series 1992 B,
     6.875% 07/01/24            2,570,000     2,598,193
Waterbury Nonprofit Housing
   Corp., Fairmont Heights,
   Series 1993 A,
     6.500% 01/01/26              600,000       602,892
                                           ------------
                                              3,919,878
                                           ------------
SINGLE FAMILY - 3.3%
State Housing Finance Authority:
   Series 1990 B4,
     7.300% 11/15/03                5,000         5,019
   Series 1993 B:
     5.650% 05/15/06              550,000       565,345
     6.200% 05/15/12            5,000,000     5,129,750
   Series 1997 D2,
     5.600% 11/15/21            1,000,000     1,036,780
                                           ------------
                                              6,736,894
                                           ------------
-------------------------------------------------------

INDUSTRIAL - 1.5%
FOREST PRODUCTS - 0.4%
Sprague, International
   Paper Co. Project,
   Series 1997 A,
     5.700% 10/01/21            1,000,000       966,490
                                           ------------

MANUFACTURING - 1.1%
State Development Authority,
   Pfizer, Inc. Project, Series 1994,
     7.000% 07/01/25            2,000,000     2,253,480
                                           ------------
-------------------------------------------------------

OTHER - 1.1%
Refunded/Escrowed (a) - 1.1%
State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06              785,000       904,713

                                      PAR         VALUE
-------------------------------------------------------
State Disposal Facility,
   Netco-Waterbury Ltd.,
   Series 1995,
     9.375% 06/01/16           $1,125,000   $ 1,308,206
State Health & Educational
   Facilities Authority,
   Lutheran General Health
   Care System, Series 1989,
     7.250% 07/01/04               55,000        57,869
State of Connecticut,
   Series 1993 B,
     5.400% 09/15/09               25,000        28,516
                                           ------------
                                              2,299,304
                                           ------------
-------------------------------------------------------

RESOURCE-RECOVERY - 3.1%
Bristol Resource Recovery Facility
   Operation Committee, Ogden,
   Martin Systems, Inc.,
   Series 1995,
     6.500% 07/01/14            1,500,000     1,457,610
State Resource Recovery Authority,
   American Re-Fuel Co.:
   Series 1992 A,
     6.450% 11/15/22            1,425,000     1,425,670
   Series 1998 A,
     5.125% 11/15/14            2,000,000     2,084,740
   Series 2001 AII,
     5.500% 11/15/15            1,500,000     1,468,215
                                           ------------
                                              6,436,235
                                           ------------
-------------------------------------------------------

TAX-BACKED - 50.1%
Local General Obligations - 25.3%
Bethel, Series 1991,
     6.500% 02/15/09            1,220,000     1,449,787
Branford, Series 2001,
     5.000% 05/15/15              500,000       539,180
Bridgeport:
   Series 1996 A,
     6.500% 09/01/08            3,000,000     3,552,420
   Series 1997 A,
     6.250% 03/01/12            2,465,000     2,943,358
Cheshire, Series 2000 B,
     5.000% 08/01/14            1,720,000     1,870,689
Danbury:
   Series 1992,
     5.625% 08/15/11              690,000       794,549
   Series 1994:
     4.500% 02/01/12            1,280,000     1,354,560
     4.500% 02/01/13            1,280,000     1,346,995

See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Darien, Series 1999,
     4.500% 08/01/18           $  500,000     $ 505,395
Farmington, Series 1993:
     5.700% 01/15/12              590,000       678,712
     5.700% 01/15/13              570,000       655,899
Granby, Series 1993:
     6.500% 04/01/09              200,000       239,966
     6.550% 04/01/10              175,000       212,009
Hartford County
   Metropolitan District:
     5.625% 02/01/11              600,000       686,406
     5.625% 02/01/12              600,000       684,672
     5.625% 02/01/13              600,000       685,884
   Series 1991,
     6.200% 11/15/10              220,000       265,221
   Series 1993:
     5.200% 12/01/12              600,000       672,120
     5.200% 12/01/13              500,000       556,680
Montville, Series 1993,
     6.300% 03/01/12              335,000       399,863
Naugatuck, Series 2002 A:
     5.000% 06/15/15            1,405,000     1,449,482
     5.000% 06/15/16            1,475,000     1,512,657
New Britain:
   Series 1992,
     6.000% 02/01/08              400,000       462,364
   Series 1993 A,
     6.000% 10/01/12            2,000,000     2,366,400
   Series 1993 B,
     6.000% 03/01/12            1,000,000     1,174,930
New Haven:
   Series 2002 A:
     5.250% 11/01/15            1,885,000     2,070,729
     5.250% 11/01/16            2,000,000     2,184,660
   Series 2002 B,
     5.000% 11/01/16            2,240,000     2,403,632
   Series 2002 C,
     5.000% 11/01/20            1,475,000     1,535,932
North Branford, Series 2001,
     5.000% 10/01/15              875,000       931,254
Norwich, Series 1994:
     5.750% 09/15/13              875,000       954,975
     5.750% 09/15/14              870,000       949,518
Plainville, Series 2002:
     5.000% 12/01/15              400,000       428,536
     5.000% 12/01/16              500,000       531,925

                                      PAR         VALUE
-------------------------------------------------------
Seymour, Series 2001 B,
     5.250% 08/01/16           $  850,000    $  920,831
Stamford, Series 1995,
     5.250% 03/15/14            1,000,000     1,053,460
State Regional School District:
   No. 5, Series 1993,
     5.600% 02/15/12              150,000       153,264
   No. 14, Series 1991,
     6.100% 12/15/06              285,000       328,425
Suffield, Series 2001:
     4.750% 06/15/21            1,500,000     1,522,710
     5.125% 06/15/15            1,000,000     1,078,730
Vernon, Series 1988,
     7.100% 10/15/03              250,000       260,425
Waterbury, Series 2002 A:
     5.000% 04/01/21              500,000       512,535
     5.375% 04/01/16            1,655,000     1,798,968
Westbrook, Series 1992:
     6.300% 03/15/12              265,000       317,602
     6.400% 03/15/09              630,000       746,405
West Harford, Series 2003,
     5.000% 07/15/12            1,285,000     1,405,327
Westport, Series 2003 A,
     4.500% 02/01/14            1,630,000     1,697,221
PR Commonwealth of Puerto Rico
   Municipal Finance Agency:
   Series 1999 A,
     5.500% 08/01/23              350,000       369,120
   Series 2002 A,
     5.250% 08/01/18            1,000,000     1,077,500
                                           ------------
                                             52,293,882
                                           ------------
SPECIAL NON-PROPERTY TAX - 5.7%
State Special Tax Obligation Revenue:
   Series 1992,
     6.125% 09/01/12            2,000,000     2,378,840
   Series 1992 B,
     6.125% 09/01/12            3,600,000     4,259,592
   Series 2001 A,
     5.375% 10/01/16            1,000,000     1,134,680
   Series 2002 B,
     5.000% 12/01/21            1,500,000     1,548,135
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority:
   Series 1993,
     5.500% 07/01/09            1,110,000     1,266,677
   Series 2002 E,
     5.500% 07/01/21            1,000,000     1,125,610
                                           ------------
                                             11,713,534
                                           ------------

See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED - 6.7%
Juvenile Training School,
   Series 2001,
     4.750% 12/15/25           $4,260,000   $ 4,160,998
New Haven Air Rights
   Parking Facility,
   Series 2002,
     5.375% 12/01/15              500,000       560,970
State Development Authority,
   Series 1993 A,
     5.250% 11/15/11              750,000       832,485
State Health & Educational Facilities
   Authority, American Health
   Foundation/Windsor Project,
   Series 1994,
     7.125% 11/01/24            2,000,000     2,240,380
PR Commonwealth of Puerto Rico
   Public Building Authority:
   Series 1993 M,
     5.700% 07/01/16            3,300,000     3,397,284
   Series 1997 B,
     5.000% 07/01/13            1,000,000     1,095,280
PR Commonwealth of Puerto Rico
   Public Finance, Series 2002 E,
     5.500% 08/01/27            1,500,000     1,679,145
                                           ------------
                                             13,966,542
                                           ------------
STATE GENERAL OBLIGATIONS - 12.4%
State Government:
   Series 1990 B,
     (b) 11/15/10               1,450,000     1,092,735
   Series 1993 B,
     5.400% 09/15/09            2,975,000     3,376,744
   Series 1998 C,
     4.500% 10/15/16            1,000,000     1,018,200
   Series 1999 B,
     5.875% 11/01/15            1,250,000     1,474,250
   Series 2000 B,
     5.875% 06/15/17            1,300,000     1,517,971
   Series 2000 C,
     5.250% 12/15/11            1,500,000     1,669,485
   Series 2001 C,
     5.500% 12/15/15            1,500,000     1,709,955
   Series 2002 E:
     5.120% 11/15/14            1,500,000     1,616,085
     5.375% 11/15/14            2,000,000     2,233,020
   Series 2002 F,
     5.000% 10/15/19            1,730,000     1,811,172

                                      PAR         VALUE
-------------------------------------------------------
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/16           $1,250,000   $ 1,427,775
   Aqueduct & Sewer Authority,
   Series 1995,
     6.000% 07/01/07            2,750,000     3,177,432
   Highway & Transportation
   Authority,
   Series 1993 X,
     5.500% 07/01/13            3,000,000     3,431,070
                                           ------------
                                             25,555,894
                                           ------------
-------------------------------------------------------
TRANSPORTATION - 3.0%
AIRPORTS - 3.0%
Bradley International Airport:
   Series 2000 A:
     6.500% 07/01/18            1,000,000     1,081,450
     6.600% 07/01/24            1,000,000     1,065,340
   Series 2001 A:
     5.250% 10/01/14            2,000,000     2,116,460
     5.250% 10/01/16            1,795,000     1,878,611
                                           ------------
                                              6,141,861
                                           ------------
-------------------------------------------------------
UTILITY - 9.7%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico,
   Industrial, Educational Medical &
   Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26              500,000       515,250
                                           ------------

INVESTOR OWNED - 1.5%
State Development Authority,
   Connecticut Light & Power Co.:
   Series 1993 A,
     5.850% 09/01/28            2,000,000     2,091,840
   Series 1993 B,
     5.950% 09/01/28            1,000,000     1,040,150
                                           ------------
                                              3,131,990
                                           ------------

Municipal Electric - 2.9%
PR Commonwealth of Puerto Rico,
   Electric Power Authority:
   Series 1998 EE,
     4.500% 07/01/18            1,500,000     1,513,140
   Series 2002 JJ,
     5.250% 07/01/25            2,000,000     2,234,400
   Series 2002 KK,
     5.250% 07/01/15            2,000,000     2,282,840
                                           ------------
                                              6,030,380
                                           ------------

See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & Sewer - 5.0%
South Central Regional
   Water Authority:
   Series 11,
     5.750% 08/01/12           $2,000,000  $  2,082,066
   Series 1999 15A,
     5.125% 08/01/29 (c)        4,000,000     4,112,920
State Clean Water Fund:
   Series 1993,
     5.875% 04/01/09            1,000,000     1,157,670
   Series 1999,
     5.125% 09/01/15            1,000,000     1,064,450
   Series 2001,
     5.500% 10/01/14            1,740,000     1,951,410
                                           ------------
                                             10,368,516
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $185,988,454)                   198,586,974
                                           ------------

SHORT-TERM OBLIGATIONS - 3.7%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (D) - 3.7%
IA Hills Health Care Revenue,
   Mercy Hospital,
   Series 2002,
     1.300% 08/01/32              800,000       800,000
IA State Finance Authority,
   Burlington Medical Center,
   Series 1997,
     1.350% 06/01/27              200,000       200,000
IA State Higher Education
   Loan Authority,
   St. Ambrose University,
   Series 1999,
     1.250% 02/01/05              300,000       300,000
IA Webster County
   Education Facilities,
   St. Edmond, Series 2000,
     1.150% 07/01/20              400,000       400,000
IA Woodbury County Purchase
   Revenue, Siouxland
   Regional Cancer Center,
   Series 1998 A,
     1.150% 12/01/14              100,000       100,000
ID Health Facility Authority,
   St. Luke's Regional Medical Center,
   Series 1995,
     1.300% 05/01/22              400,000       400,000

                                      PAR         VALUE
-------------------------------------------------------
IN Health Facility Authority,
   Golden Years Homestead,
   Series 2002,
     1.150% 06/01/25           $  300,000    $  300,000
MN Mendota Heights Housing
   Mortgage Revenue, Riley
   Family Lexington Heights,
   Series 1991 A,
     1.100% 11/01/31              300,000       300,000
MN Minneapolis:
   Series 1994 A,
     1.200% 12/01/05              200,000       200,000
   Series 1995 B,
     1.200% 12/01/05              700,000       700,000
   Series 1997 B,
     1.200% 12/01/07              490,000       490,000
   Series 1998 B,
     1.200% 12/01/16              100,000       100,000
MN Minneapolis Convention
   Center, Series 2000,
     1.200% 12/01/18              800,000       800,000
MO State Development
   Finance Board, St. Louis
   Convention Center,
   Series 2000 C,
     1.350% 12/01/20              700,000       700,000
MO State Health & Educational
   Facilities, Rockhurst University,
   Series 2002,
     1.300% 11/01/32              800,000       800,336
NY New York,
   Series 1993 A4,
     1.350% 08/01/22              500,000       500,000
NY New York City Municipal
   Water Financial Authority,
   Series 1994 G,
     1.250% 06/15/24              100,000       100,000
WI State Health & Educational
   Facilities Authority,
   Riverview Hospital,
   Series 2001,
     1.350% 10/01/30              500,000       500,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $7,690,336)                       7,690,336
                                           ------------

TOTAL INVESTMENTS - 99.7%
   (cost of $193,678,790)(e)                206,277,310
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.3%         525,723
-------------------------------------------------------
NET ASSETS - 100.0%                       $206,803,033
                                          ============


See notes to investment portfolio.

January 31, 2003

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------
(a)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(b)Zero coupon bond.
(c)This security, or a portion thereof with a total market value of $514,115, is being used to collateralize open futures contracts.
(d)Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2003.
(e)Cost for federal income tax purposes is $193,380,663.


Long futures contracts open at January 31, 2003:

                   Par Value                Unrealized
                  Covered by   Expiration  Appreciation
      Type         Contracts      Month     at 01/31/03
-------------------------------------------------------
20 Yr. U.S.
   Treasury Bond  $8,900,000       March     $282,838
                                             --------

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

ASSETS:
Investments, at cost                       $193,678,790
                                           ------------
Investments, at value                      $206,277,310
Cash                                              1,136
Receivable for:
   Fund shares sold                             316,074
   Interest                                   2,354,769
   Futures variation margin                      41,719
Expense reimbursement due from Advisor           29,935
Deferred Trustees' compensation plan              4,624
                                           ------------
     Total Assets                           209,025,567
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                      1,697,898
   Fund shares repurchased                      107,725
   Distributions                                252,932
   Management fee                                85,764
   Transfer agent fee                            30,813
   Pricing and bookkeeping fees                   7,318
   Trustees' fee                                    109
   Audit fee                                     25,500
Deferred Trustees' fee                            4,624
Other liabilities                                 9,851
                                           ------------
     Total Liabilities                        2,222,534
                                           ------------
NET ASSETS                                 $206,803,033
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $194,685,672
Undistributed net investment income             213,146
Accumulated net realized loss                  (977,143)
Net unrealized appreciation on:
   Investments                               12,598,520
   Futures contracts                            282,838
                                           ------------
NET ASSETS                                 $206,803,033
                                           ============
CLASS A:
Net assets                                 $114,482,142
Shares outstanding                           14,107,824
                                           ------------
Net asset value per share                  $       8.11(a)
                                           ============
Maximum offering price per share
   ($8.11/0.9525)                          $       8.51(b)
                                           ============
CLASS B:
Net assets                                 $ 61,864,600
Shares outstanding                            7,624,367
                                           ------------
Net asset value and offering price
  per share                                $       8.11(a)
                                           ============
CLASS C:
Net assets                                 $ 30,456,291
Shares outstanding                            3,754,981
                                           ------------
Net asset value and offering price
  per share                                $       8.11(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Year Ended January 31, 2003

INVESTMENT INCOME:
Interest                                    $ 9,593,487
                                           ------------

EXPENSES:
Management fee                                  952,631
Distribution fee:
   Class B                                      440,704
   Class C                                      172,313
Service fee                                     421,515
Pricing and bookkeeping fees                     95,106
Transfer agent fee                              301,220
Trustees' fee                                    12,932
Custody fee                                       8,492
Other expenses                                   75,024
                                           ------------
   Total Expenses                             2,479,937
Fees and expenses waived or reimbursed
   by Advisor                                  (302,132)
Fees waived by Distributor-- Class C            (69,057)
Custody earnings credit                             (45)
                                           ------------
   Net Expenses                               2,108,703
                                           ------------
Net Investment Income                         7,484,784
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  984,810
   Futures contracts                           (157,193)
                                           ------------
     Net realized gain                          827,617
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                2,818,291
   Futures contracts                            242,254
                                           ------------
     Net change in unrealized
       appreciation/depreciation              3,060,545
                                           ------------
Net Gain                                      3,888,162
                                           ------------

Net Increase in Net Assets
   from Operations                          $11,372,946
                                           ------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS




INCREASE (DECREASE)            YEAR ENDED JANUARY 31,
                               ----------------------
IN NET ASSETS:                    2003        2002
-------------------------------------------------------
OPERATIONS:
Net investment income         $ 7,484,784  $ 6,915,464
Net realized gain on
   investments and futures
   contracts                      827,617    2,201,038
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            3,060,545      128,588
                              -----------  ------------
Net Increase from Operations   11,372,946    9,245,090
                              -----------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (4,565,977)  (4,181,932)
   Class B                     (2,027,617)  (2,170,647)
   Class C                       (843,030)    (323,859)
From net realized gains:
   Class A                       (314,472)    (225,749)
   Class B                       (168,046)    (124,444)
   Class C                        (82,208)     (25,382)
                              -----------  ------------
Total Distributions Declared
   to Shareholders             (8,001,350)  (7,052,013)
                              -----------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               25,021,492   31,450,746
   Distributions reinvested     2,698,446    2,385,499
   Redemptions                (18,934,310) (12,740,644)
                              -----------  ------------
     Net Increase               8,785,628   21,095,601
                              -----------  ------------
Class B:
   Subscriptions               14,744,072   12,933,015
   Distributions reinvested     1,355,187    1,421,432
   Redemptions                (11,295,097) (23,253,671)
                              -----------  ------------
     Net Increase (Decrease)    4,804,162   (8,899,224)
                              -----------  ------------
Class C:
   Subscriptions               20,281,844    8,651,512
   Distributions reinvested       642,512      262,036
   Redemptions                 (2,948,240)  (1,445,386)
                              -----------  ------------
     Net Increase              17,976,116    7,468,162
                              -----------  ------------
Net Increase from
   Share Transactions          31,565,906   19,664,539
                              -----------  ------------
Total Increase in Net Assets   34,937,502   21,857,616

NET ASSETS:
Beginning of period           171,865,531  150,007,915
                              -----------  ------------
End of period (including
   undistributed net
   investment income of
   $213,146 and $182,682,
   respectively)             $206,803,033 $171,865,531
                             ===========  ============


                               YEAR ENDED JANUARY 31,
                               ----------------------
                                  2003        2002
-------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                3,100,251    3,977,248
   Issued for distributions
     reinvested                   336,077      301,217
   Redemptions                 (2,355,564)  (1,612,550)
                              -----------  ------------
     Net Increase               1,080,764    2,665,915
                              -----------  ------------

Class B:
   Subscriptions                1,830,256    1,628,922
   Issued for distributions
     reinvested                   168,607      179,593
   Redemptions                 (1,404,899)  (2,939,701)
                              -----------  ------------
     Net Increase (Decrease)      593,964   (1,131,186)
                              -----------  ------------

Class C:
   Subscriptions                2,519,982    1,089,844
   Issued for distributions
     reinvested                    80,666       33,040
   Redemptions                   (365,824)    (182,356)
                              -----------  ------------
     Net Increase               2,234,824      940,528
                              -----------  ------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003


Note 1. Accounting Policies

ORGANIZATION:
Liberty Connecticut Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust") is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

January 31, 2003




INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, non-deductible expenses and distribution reclasses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

      UNDISTRIBUTED     ACCUMULATED
     NET INVESTMENT    NET REALIZED      PAID-IN
         INCOME            LOSS          CAPITAL
         ------            ----          -------
        $(17,696)         $17,696          $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid
during 2003 and 2002 was as follows:
                                 2003           2002
                                 ----           ----
Distributions paid from:
   Ordinary income          $   6,512      $      --
   Tax-exempt income        7,430,112      6,676,438
   Long-term
      capital gains           564,726        375,575
                           ----------     ----------
                           $8,001,350     $7,052,013
                           ----------     ----------

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

   Undistributed ordinary income            $ 89,785
   Undistributed tax-exempt income           177,205
   Undistributed long-term capital gains     341,453
   Unrealized appreciation                12,896,647

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

   AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
   ------------------------        ---------------
   First $2 billion                     0.50%
   Over $2 billion                      0.45%

For the year ended January 31, 2003, the management fee rate was 0.50%.

Prior to November 4, 2002, the monthly management fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund, Liberty New York Tax-Exempt Fund and Liberty Ohio Tax-Exempt Fund at the same annual fee rates as described above.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended January 31, 2003, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

January 31, 2003




TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $41,729 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $140, $85,077 and $15,420 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2003, the Fund's service fee rate was 0.22%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $45 of custody fees were reduced by balance credits for the year ended January 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended January 31, 2003, purchases and sales of investments, other than short-term obligations, were $59,464,712 and $27,644,054, respectively.

Unrealized appreciation (depreciation) at January 31, 2003, based on cost of investments for federal income tax purposes, was:
   Gross unrealized appreciation         $13,172,666
   Gross unrealized depreciation            (276,019)
                                         -----------
       Net unrealized appreciation      $ 12,896,647
                                         ===========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to

January 31, 2003

different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at January 31, 2003.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended January 31, 2003, the Fund had no borrowings under the agreement.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:




                                                                          YEAR ENDED JANUARY 31,
                                           ------------------------------------------------------------------------------
CLASS A SHARES                                 2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 7.96           $ 7.85           $ 7.28           $ 7.95           $ 7.83
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.34(a)          0.37(a)(b)       0.37(c)          0.37(c)          0.37(c)
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.11(b)          0.57            (0.67)            0.13
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            0.51             0.48             0.94            (0.30)            0.50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.34)           (0.35)           (0.37)           (0.37)           (0.37)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.02)              --               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.36)           (0.37)           (0.37)           (0.37)           (0.38)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 8.11           $ 7.96           $ 7.85           $ 7.28           $ 7.95
=========================================================================================================================
Total return (d)(e)                           6.54%            6.25%           13.24%          (3.87)%            6.54%
=========================================================================================================================
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                  0.82%            0.79%            0.78%            0.78%            0.77%
Net investment income (f)                     4.21%            4.61%(b)         4.95%            4.84%            4.69%
Waiver/reimbursement                          0.16%            0.18%            0.17%            0.15%            0.14%
Portfolio turnover rate                         16%               3%               8%               9%               6%
Net assets, end of period (000's)          $114,482         $103,760         $ 81,385         $ 66,348         $ 83,156

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January
     31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.



Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:


                                                                       YEAR ENDED JANUARY 31,
                                             ----------------------------------------------------------------------------
CLASS B SHARES                                2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 7.96           $ 7.85           $ 7.28           $ 7.95           $ 7.83
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.28(a)          0.31(a)(b)       0.32(c)          0.31(c)          0.31(c)
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.11(b)          0.57            (0.67)            0.13
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            0.45             0.42             0.89            (0.36)            0.44
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.28)           (0.29)           (0.32)           (0.31)           (0.31)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.02)              --               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.30)           (0.31)           (0.32)           (0.31)           (0.32)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 8.11           $ 7.96           $ 7.85           $ 7.28           $ 7.95
=========================================================================================================================
Total return (d)(e)                           5.74%            5.49%           12.42%          (4.59)%            5.73%
=========================================================================================================================
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                  1.57%            1.54%            1.53%            1.53%            1.52%
Net investment income (f)                     3.46%            3.86%(b)         4.20%            4.09%            3.94%
Waiver/reimbursement                          0.16%            0.18%            0.17%            0.15%            0.14%
Portfolio turnover rate                         16%               3%               8%               9%               6%
Net assets, end of period (000's)          $ 61,865         $ 55,997         $ 64,072         $ 76,246         $ 87,947

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January
     31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JANUARY 31,
                                            ------------------------------------------------------------------------------
CLASS C SHARES                                 2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 7.96           $ 7.85           $ 7.28           $ 7.95           $ 7.83
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.30(a)          0.33(a)(b)       0.34(c)          0.33(c)          0.33(c)
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.12(b)          0.57            (0.67)            0.13
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            0.47             0.45             0.91            (0.34)            0.46
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.30)           (0.32)           (0.34)           (0.33)           (0.33)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.02)              --               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.32)           (0.34)           (0.34)           (0.33)           (0.34)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 8.11           $ 7.96           $ 7.85           $ 7.28           $ 7.95
=========================================================================================================================
Total return (d)(e)                           6.06%            5.79%           12.76%          (4.31)%            6.05%
=========================================================================================================================
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                  1.27%            1.24%            1.23%            1.23%            1.22%
Net investment income (f)                     3.76%            4.16%(b)         4.50%            4.39%            4.24%
Waiver/reimbursement                          0.46%            0.48%            0.47%            0.45%            0.44%
Portfolio turnover rate                         16%               3%               8%               9%               6%
Net assets, end of period (000's)          $ 30,456         $ 12,108          $ 4,551          $ 2,768          $ 1,333

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V AND THE SHAREHOLDERS OF LIBERTY CONNECTICUT TAX-EXEMPT FUND:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty Connecticut Tax-Exempt Fund (the "Fund"), one of the series of Liberty Funds Trust V, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Connecticut Tax-Exempt Fund, one of the series of Liberty Funds Trust V, at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP


Boston, Massachusetts
March 14, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:
-------------------------------

For the fiscal year ended January 31, 2003, the Fund designated long-term capital gains of $906,179.

99.91% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed   Principal occupation(s)                      complex overseen  directorships
Name, address and age       Liberty Funds1  to office   during past five years                           by trustee        held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 47)      Trustee       1996      Executive Vice President-Strategy of United          103           None
c/o Liberty Funds Group LLC                             Airlines since December 2002 (formerly President
One Financial Center                                    of UAL Loyalty Services and Executive Vice
Boston, MA 02111                                        President of United Airlines (airline) from
                                                        September 2001 to December 2002; (formerly
                                                        Executive Vice President from July 1999 to
                                                        September 2001); Chief Financial Officer of
                                                        United Airlines since July 1999; Senior Vice
                                                        President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto

Janet Langford Kelly (age 45)   Trustee       1996      Executive Vice President-Corporate Development       103           None
c/o Liberty Funds Group LLC                             and Administration, General Counsel and
One Financial Center                                    Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                        since September 1999; Senior Vice President,
                                                        Secretary and General Counsel, Sara Lee
                                                        Corporation (branded, packaged, consumer-
                                                        products manufacturer) prior thereto

Richard W. Lowry (age 66)       Trustee       1995      Private Investor since 1987 (formerly                105***        None
c/o Liberty Funds Group LLC                             Chairman and Chief Executive Officer, U.S.
One Financial Center                                    Plywood Corporation (building products
Boston, MA 02111                                        manufacturer))

Salvatore Macera (age 71)       Trustee       1998      Private Investor since 1981 (formerly Executive      103           None
c/o Liberty Funds Group LLC                             Vice President and Director of Itek Corporation
One Financial Center                                    (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)      Trustee       1981      Professor of Economics, University of Washington,    118*          None
c/o Liberty Funds Group LLC                             since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                    Professor of Political Economy, University of
Boston, MA 02111                                        Washington, since September 1993; Director,
                                                        Institute for Economic Research, University of
                                                        Washington, since September 2001; Adjunct Professor
                                                        of Statistics, University of Washington, since
                                                        September 1980; Associate Editor, Journal of
                                                        Money Credit and Banking, since September,
                                                        1993; Trustee, Columbia Funds since July 2002;
                                                        consultant on economic and statistical matters

John J. Neuhauser (age 59)      Trustee       1985      Academic Vice President and Dean of Faculties        105***    Saucony, Inc.
c/o Liberty Funds Group LLC                             since August 1999, Boston College (formerly                      (athletic
One Financial Center                                    Dean, Boston College School of Management                      footwear) and
Boston, MA 02111                                        from September 1977 to September 1999)                           SkillSoft
                                                                                                                            Corp.
                                                                                                                        (e-learning)

Thomas E. Stitzel (age 66)      Trustee       1998      Business Consultant since 1999 (formerly             103           None
c/o Liberty Funds Group LLC                             Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                    from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                        University); Chartered Financial Analyst


1 In December 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Fund board.

TRUSTEES (CONTINUED)

                                            Year first                                              Number of
                                            elected or                                          portfolios in fund       Other
                            Position with   appointed   Principal occupation(s)                  complex overseen    directorships
Name, address and age       Liberty Funds   to office   during past five years                       by trustee          held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (age 65)     Trustee       1996      Managing Director, William Blair Capital        103       Xerox Corporation
c/o Liberty Funds Group LLC                             Partners (private equity investing)                       (business products
One Financial Center                                    since September 1994 (formerly Chief                        and services),
Boston, MA 02111                                        Executive Officer and Chairman of the                          Anixter
                                                        Board of Directors, Continental Bank                        International
                                                        Corporation)                                               (network support
                                                                                                                      equipment
                                                                                                                 distributor), Jones
                                                                                                                  Lang LaSalle (real
                                                                                                                  estate management
                                                                                                                 services) and MONY
                                                                                                                     Group (life
                                                                                                                      insurance)

Anne-Lee Verville (age 57)      Trustee       1998      Author and speaker on educational systems       103       Chairman of the
c/o Liberty Funds Group LLC                             needs (formerly General Manager, Global                  Board of Directors,
One Financial Center                                    Education Industry from 1994 to 1997,                     Enesco Group, Inc.
Boston, MA 02111                                        and President, Applications Solutions                   (designer, importer
                                                        Division from 1991 to 1994, IBM                          and distributor of
                                                        Corporation (global education and                           giftware and
                                                        global applications))                                       collectibles)


INTERESTED TRUSTEES
William E. Mayer** (age 62)     Trustee       1994      Managing Partner, Park Avenue Equity Partners   105***      Lee Enterprises
c/o Liberty Funds Group LLC                             (private equity fund) since February 1999                     (print and
One Financial Center                                    (formerly Founding Partner, Development Capital             online media),
Boston, MA 02111                                        LLC from November 1996 to February 1999;                  WR Hambrecht + Co.
                                                        Dean and Professor, College of Business and               (financial service
                                                        Management, University of Maryland from                    provider), First
                                                        October 1992 to November 1996)                              Health (health
                                                                                                                  care) and Systech
                                                                                                                    Retail Systems
                                                                                                                   (retail industry
                                                                                                                       technology
                                                                                                                        provider)

Joseph R. Palombo** (age 49)    Trustee       2000      Chief Operating Officer of Columbia             103              None
One Financial Center            and                     Management Group, Inc. (Columbia Management
Boston, MA 02111                Chairman                Group) since November 2001; formerly Chief
                                of the                  Operations Officer of Mutual Funds, Liberty
                                Board                   Financial Companies, Inc. from August 2000 to
                                                        November 2001; Executive Vice President of
                                                        Stein Roe & Farnham, Incorporated (Stein Roe)
                                                        since April 1999; Executive Vice President and
                                                        Director of Colonial Management Associates, Inc.
                                                        since April 1999; Executive Vice President
                                                        and Chief Administrative Officer of Liberty
                                                        Funds Group LLC (LFG) since April 1999;
                                                        Director of Stein Roe since September 2000;
                                                        Trustee and Chairman of the Board of
                                                        Stein Roe Mutual Funds since October 2000;
                                                        Manager of Stein Roe Floating Rate Limited
                                                        Liability Company since October 2000; Vice
                                                        President of Galaxy Funds since September 2002;
                                                        (formerly Vice President of Liberty Funds
                                                        from April 1999 to August 2000; Chief Operating
                                                        Officer and Chief Compliance Officer, Putnam
                                                        Mutual Funds from December 1993 to March 1999)



*    In addition to serving as a disinterested trustee of Liberty Funds, Mr.
     Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***  In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
     Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty
     All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS AND TRANSFER AGENT
                                           Year first
                                           elected or
                          Position with    appointed
Name, address and age     Liberty Funds    to office    Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo (age 49)  President         2002      Chief Operating Officer of Columbia Management Group, Inc. (Columbia
One Financial Center                                    Management Group) since November 2001; formerly Chief Operations Officer
Boston, MA 02111                                        of Mutual Funds, Liberty Financial Companies, Inc. from August 2000 to
                                                        November 2001; Executive Vice President of Stein Roe & Farnham, Incorporated
                                                        (Stein Roe) since April 1999; Executive Vice President and Director of
                                                        Colonial Management Associates, Inc. since April 1999; Executive Vice
                                                        President and Chief Administrative Officer of Liberty Funds Group LLC (LFG)
                                                        since April 1999; Director of Stein Roe since September 2000; Trustee and
                                                        Chairman of the Board of Stein Roe Mutual Funds since October 2000; Manager of Stein Roe Floating Rate Limited Liability Company since October 2000;
                                                        Vice President of Galaxy Funds since September 2002; (formerly Vice
                                                        President of Liberty Funds from April 1999 to August 2000; Chief Operating
                                                        Officer and Chief Compliance Officer, Putnam Mutual Funds from December
                                                        1993 to March 1999)

Vicki L. Benjamin (age 41)   Chief            2001      Controller of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center       Accounting                   since May 2002; Chief Accounting Officer of Liberty Funds, Stein Roe Funds
Boston, MA 02111            Officer                     and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                                                        Officer of Galaxy Funds since September 2002; Vice President of Liberty
                                                        Funds since April 2001 (formerly Vice President, Corporate Audit, State
                                                        Street Bank and Trust Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                        1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton       Treasurer          2000      Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
(age 38)                                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
One Financial Center                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since
Boston, MA 02111                                        February 2001 (formerly Controller from May 2000 to February 2001);
                                                        Treasurer of Galaxy Funds since September 2002; Senior Vice President of
                                                        Liberty Funds since January 2001 (formerly Vice President from April 2000 to
                                                        January 2001; Vice President of Colonial Management Associates, Inc. from
                                                        February 1998 to October 2000; Senior Tax Manager, Coopers & Lybrand, LLP
                                                        from April 1996 to January 1998)

Jean S. Loewenberg         Secretary          2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
(age 57)                                                February 2002; General Counsel of Columbia Management Group since
One Financial Center                                    December 2001; Senior Vice President since November 1996, Assistant General
Boston, MA 02111                                        Counsel of Fleet National Bank since September 2002 (formerly Senior Vice
                                                        President and Group Senior Counsel of Fleet National Bank from November 1996 to September 2002)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081


The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.




ANNUAL REPORT:
Liberty Connecticut Tax-Exempt Fund

Liberty Connecticut Tax-Exempt Fund  Annual Report, January 31, 2003

Logo: LibertyFunds

A Member of Columbia Management Group

(C) 2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621




                                                                     PRSRT STD
                                                                    U.S. Postage
                                                                        PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20






                                                778-02/740M-0103 (03/03) 03/0563